Submission	Jun. 26, 2026
Submission [Line Items]
Central Index Key	0001525201
Registrant Name	DoubleLine Opportunistic Credit Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES